NOTES PAYABLE (Summary of the activity related to deferred financing fees related to notes payable) (Details) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
NOTES PAYABLE [Line items]
Balance at beginning of period		$ 53,490
Add: financing fees paid	79,898	945,126	18,698	30,698
Less: amortization of deferred financing costs		(217,702)	(8,487)	(26,408)
Balance at end of period	53,490			53,490
Less: current maturities	(33,541)	(481,104)		(33,541)
Long-term deferred financing costs	19,949	862,419		19,949
Note payable [Member]
NOTES PAYABLE [Line items]
Balance at beginning of period
Add: financing fees paid		1,346,221
Less: amortization of deferred financing costs		(99,752)
Balance at end of period		1,246,469
Less: current maturities		(439,931)
Long-term deferred financing costs		$ 806,538